Subsequent Events (Details) - Subsequent Event - USD ($) $ in Thousands	1 Months Ended
	Feb. 27, 2025	Jan. 31, 2025
Signal Insights, Inc.
Subsequent Event [Line Items]
Total consideration paid		$ 1,700
Business combination, contingent consideration, liability		$ 3,900
The Search Monitor LLC
Subsequent Event [Line Items]
Total consideration paid	$ 7,600
Business combination, contingent consideration, liability	$ 6,300